Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net Income	$ 94,097	$ 86,872	$ 54,878
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Foreign exchange (gain)/loss on senior secured bonds	0	0	(6,589)
Unrealized (gain)/loss on non-designated derivative instruments	7,483	7,282	(25,124)
Realized loss on cross currency interest rate swap	0	0	6,270
Depreciation and amortization	132,725	129,202	126,220
Payment of drydocking costs	(32,057)	(12,424)	(18,338)
Profit from sale of vessel	0	(4,797)	(4,721)
Share-based compensation expense	1,328	1,284	869
Amortization of deferred financing costs	4,085	3,716	3,863
Share of results of equity method investments	(16,911)	(20,607)	(25,794)
Deferred taxes	3,266	2,363	3,842
Repayments under operating lease obligations	(1,013)	(289)	0
Gain on the deconsolidation of VIE	(504)	0	0
Other unrealized foreign exchange loss/(gain)	965	(160)	2,872
Changes in operating assets and liabilities
Accounts receivable	5,616	(16,408)	13,661
Insurance claim receivable	(6,416)	400	(3,858)
Bunkers and lubricant oils	(4,709)	(496)	3,958
Accrued income, prepaid expenses and other current assets	(342)	11,013	(9,541)
Accounts payable, accrued interest, accrued expenses and other liabilities	3,305	4,501	6,636
Amounts due to/(from) related parties	19,605	(17,039)	1,204
Net cash provided by operating activities	210,523	174,413	130,308
Cash flows from investing activities
Additions to vessels and equipment	0	(191,727)	(45,719)
Vessels under construction	(41,208)	0	0
Contributions to equity method investments	(89,000)	(36,558)	0
Distributions from equity method investments	27,092	30,790	27,469
Investment in preferred securities	(1,250)	0	0
Purchase of other property, plant and equipment and intangibles	(194)	(233)	(50)
Net proceeds from sale of vessel	0	20,720	38,762
Insurance recoveries	3,573	527	9,263
Net cash provided by/(used in) investing activities	(100,987)	(176,481)	29,725
Cash flows from financing activities
Proceeds from secured term loan facilities and revolving credit facilities	216,092	323,561	139,273
Direct financing cost of secured term loan and revolving credit facilities	(1,476)	(3,548)	(1,874)
Repayment of senior bonds	0	0	(61,564)
Repurchase of share capital	(57,055)	(48,736)	(5,485)
Settlement of derivatives	0	0	(11,322)
(Purchase)/proceeds of unsecured bonds	5,916	(9,000)	0
Repayment of secured term loan facilities and revolving credit facilities	(224,690)	(268,311)	(186,430)
Repayment of refinancing of vessel to related parties	(48,946)	(6,798)	(6,738)
Cash received from non-controlling interest	0	27,265	5,915
Dividend paid to non-controlling interest	(1,600)	0	0
Dividends paid	(14,254)	(7,334)	0
Net cash (used) in/provided by financing activities	(126,013)	7,099	(128,225)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,968)	17	(2,837)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(18,445)	5,048	28,971
Cash, cash equivalents and restricted cash at beginning of year	158,242	153,194	124,223
Cash, cash equivalents and restricted cash at end of year	139,797	158,242	153,194
Supplemental Information
Total interest paid during the year, net of amounts capitalized	53,794	62,109	48,600
Total tax paid during the year	1,935	1,802	2,438
Cash, cash equivalents	130,821	149,604	146,668
Restricted cash	8,976	8,638	6,526
8.00% Senior Unsecured Bonds
Supplemental Information
(Purchase)/proceeds of unsecured bonds	9,000	(9,000)	0
Repayment of senior unsecured bonds	(100,000)	0	0
Redemption costs of the unsecured bonds	(1,456)	0	0
7.25% Senior Unsecured Bonds
Supplemental Information
Proceeds from issuance of unsecured bonds	100,000	0	0
Issuance cost of senior unsecured bonds	$ (1,628)	$ 0	$ 0